EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year and the consolidated net income of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2013	2012	2011
Basic:
Net income available to stockholders	89,206	185,836	131,175
Diluted:
Net income available to stockholders	89,206	185,836	131,175
Interest paid on 3.75% convertible bonds	5,092	4,688	4,180
	94,298	190,524	135,355

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2013	2012	2011
Basic earnings per share:
Weighted average number of common shares outstanding	89,508	80,594	79,125
Diluted earnings per share:
Weighted average number of common shares outstanding	89,508	80,594	79,125
Effect of dilutive share options	163	168	286
Effect of dilutive convertible debt	5,753	5,106	4,216
	95,424	85,868	83,627

The 3.25% convertible bonds issued in January 2013 were not dilutive at December 31, 2013. The Company would need to issue a further 17,147,448 common shares in order to satisfy the conversion of the full outstanding $350 million 3.25% convertible bonds at the conversion price of $20.41 per share as at December 31, 2013.